Valuation and Qualifying Accounts and Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 81		$ 85		$ 175
Charged to Costs & Expenses	304		115		1,211
Accounts Written Off Deductions	276	[1]	119	[1]	1,301	[1]
Balance at End of Period	109		81		85
Sales Reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	2,774		2,303		2,423
Charged to Costs & Expenses	256		(532)		173
Charged to Other Accounts	295,107	[2]	292,558	[2]	268,046	[2]
Accounts Written Off Deductions	295,533	[1]	291,555	[1]	268,339	[1]
Balance at End of Period	$ 2,604		$ 2,774		$ 2,303

[1]	Actual returns and allowances.
[2]	Charged to merchandise sales.